SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Japanese statutory tax rate, Amount	¥ 432,782
Japanese statutory tax rate, Percent	34.59%	34.59%	34.59%
Special tax on retained earnings, Amount	¥ 49,226
Special tax on retained earnings, Percent	3.92%	2.10%	2.40%
Entertainment expenses not deductible, Amount	¥ 15,630
Entertainment expenses not deductible, Percent	1.25%	0.53%	1.77%
Effect of change in income tax rate for deferred tax assets, Percent		(0.92%)	0.35%
Change in valuation allowance, Amount	¥ 4,288
Change in valuation allowance, Percent	0.34%	(0.64%)	(0.76%)
Other adjustments, Amount	¥ (10,683)
Other adjustments, Percent	(0.84%)	(1.29%)	(0.58%)
Total	¥ 491,243	¥ 394,623	¥ 196,354
Effective tax rate, Percent	39.26%	34.37%	37.76%